Performance Management - BTS Tactical Fixed Income Fund	Apr. 21, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year for the previous ten years. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The performance information set forth below reflects the historical performance of the Fund shares. Updated performance information is available at no cost by visiting www.btsfunds.com or by calling 1-877-BTS-9820.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year for the previous ten years.
Bar Chart Does Not Reflect Sales Loads [Text]	Class A returns do not reflect sales charges and would be lower if they did.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31 Class A returns do not reflect sales charges and would be lower if they did.
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	1st Quarter 2016	8.12%
Worst Quarter	2nd Quarter 2022	(8.34)%

The following table shows the average annual returns for the Fund over various periods ended December 31, 2025. The Predecessor Fund did not have a distribution policy. It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the Fund for the periods prior to the Reorganization. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.12%
Highest Quarterly Return, Date	Mar. 31, 2016
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.34%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	One Year	Five Years	Ten Years
Class A shares
Return before taxes	(0.90)%	(1.90)%	0.38%
Return without a sales load	2.96%	(1.14)%	0.89%
Return after taxes on distributions	(2.63)%	(3.16)%	(0.87)%
Return after taxes on distributions and sale of Fund Shares	(0.54)%	(1.95)%	(0.23)%
Class C shares
Return before taxes	2.21%	(1.88)%	0.14%
Class I shares
Return before taxes	3.11%	(0.91)%	1.14%
Class R shares
Return before taxes	2.58%	(1.40)%	0.64%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Performance Table One Class of after Tax Shown [Text]	After tax returns for Class C Shares would differ from Class A returns.
Index No Deduction for Fees, Expenses, or Taxes [Text]	index does not reflect any fees or expenses
Performance Table Closing [Text Block]

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Index return assumes reinvestment of interest. Investors may not invest in the index directly; unlike the Fund’s returns the index does not reflect any fees or expenses.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After tax returns for Class C Shares would differ from Class A returns.

Performance Availability Website Address [Text]	www.btsfunds.com
Performance Availability Phone [Text]	1-877-BTS-9820